UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		July 26, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: 137694


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6COLUMN 7COLUMN 8

                                          VALUE   SHRS OR    SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIMANAGERS SOLE SHARED NONE
AEGON NV              COM      7924103      9466   1392200   SH       SOLE            1392200
ALLIANCEBERNSTEIN HOLDCOM      01881G106    2047    105332   SH       SOLE            105332
CHINA YUCHAI INTL LTD COM      G21082105   43983   2084516   SH       SOLE            2084516
CHIQUITA BRANDS INTL ICOM      170032809   12607    968335   SH       SOLE            968335
CORINTHIAN COLLEGES INCOM      218868107    4412   1035821   SH       SOLE            1035821
GANNET CO INC         COM      364730101   13349    932200   SH       SOLE            932200
HUANENG POWER INTL    ADR      443304100    2827    132639   SH       SOLE            132639
NOKIA OYJ             ADR      654902204    1284    200000   SH       SOLE            200000
QIAO XING MOBILE COMM COM      G73031109    8534   4588392   SH       SOLE            4588392
QIAO XING UNIV RESOURCCOM      G7303A109    2172   2049995   SH       SOLE            2049995
SUNTECH POWER HOLDINGSADR      86800C922   12140   1542663   SH       SOLE            1542663
UTSTARCOM INC         COM      918076100   21949  14070490   SH       SOLE            14070490
YUCHENG TECHNOLOGIES LCOM      G98777108    2924    891878   SH       SOLE            891878
                                          137694

</SEC-DOCUMENT>